Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales	£ 3,428	£ 3,397	£ 3,869
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,428	3,397	3,869
Non-current assets	3,288	3,486
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	355	319	385
Non-current assets	582	669
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	249	216	244
Non-current assets	123	129
Continuing operation [member] | US [member]
Disclosure of geographical areas [line items]
Sales	2,182	2,335	2,417
Non-current assets	2,146	2,362
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	111	91	105
Non-current assets	225	147
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	359	251	441
Non-current assets	192	149
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	172	185	£ 277
Non-current assets	£ 20	£ 30